UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   9/30/13

Item 1.  Reports to Stockholders.

Sandalwood Opportunity Fund

Class A Shares: SANAX

Class I Shares: SANIX

Annual Report

September 30, 2013

www.sandalwoodfund.com

1-888-868-9501

Distributed by Northern Lights Distributors, LLC

          Member FINRA

Sandalwood Opportunity Fund Annual Letter

September 30, 2013

Dear Investor:

Each year at this time, the Sandalwood Opportunity Fund (“the Fund”) provides a letter to investors.  The purpose of this letter is to provide an update on the Fund’s performance, portfolio, operations and the outlook.  The Fund is an open end mutual fund with $58.7 million in assets under management as of September 30, 2013.  During the Fund’s Investment Period (November 29, 2012 to September 30, 2013) the Fund allocated capital among four distinct U.S. credit strategies, each of which is managed by an independent investment manager (“the Sub-Advisors”).

The Fund’s investment performance over the Investment Period has been positive and the risk characteristics have been favorable compared to the popular U.S. fixed income benchmarks referenced below.  During the Investment Period, the Fund’s Class I and Class A share classes have appreciated 9.41% and 9.17% thus achieving higher returns than benchmarks reflecting the performance of U.S. investment grade fixed income and high yield fixed income.

The indices shown are for informational purposes only and are not reflective of any investment.   As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. The Fund’s inception date was November 29, 2012.  The performance data quoted above represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment advisor has contractually agreed to waive management fees and to make payments to limit Fund expenses, until January 31, 2014 so that the total annual operating expenses of the Fund do not exceed 2.95% and 2.70% of average daily net assets attributable to Class A and I shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years. A fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.  PAST PERFORMANCE IS NOT NECESSARILY INDICITATIVE OF FUTURE RESULTS.

The Fund also maintained a favorable risk profile when compared to the referenced investment grade and high yield fixed income benchmarks.  While the Fund’s annualized daily volatility (3.35%) was less than the Barclays Capital U.S. Aggregate Bond Index1 (3.39%) and identical to the Barclays Capital High Yield Index2 (3.35%), the Fund produced lower Maximum Drawdown3 and Downside Deviation4 levels then either of these indices.  Using the Fund’s Class I share class performance as a proxy, these measures of the Fund’s risk profile compared well over the Investment Period to both indices which are representative of investment grade fixed income performance and high yield fixed income performance respectively.

The indices shown are for informational purposes only and are not reflective of any investment.   As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features.

One of the most prominent risks faced by the Fund over the Investment Period was the prospect of U.S. interest rates moving higher.  When interest rates move higher, and especially when the move is dramatic and sudden, credit investment funds often lose value.  During the Investment Period, the Fund maintained a relatively low exposure to this type of interest rate risk.  As of September 30, 2013, the Fund’s Modified Duration5 was 2.87 years versus 5.52 for the Barclays Capital U.S. Aggregate Bond Index and 4.13 for the Barclays Capital High Yield Index.  This management of interest rate risk was evident in the second quarter of 2013 when U.S. medium and long term interest rates rapidly increased when the Federal Reserve Bank indicated that it could reduce the amount of securities which it purchases.  In the previous charts, the Fund’s Maximum Drawdown during this period was more than the HFRX FI Credit Index (the Fund’s primary benchmark) but dramatically less than either the Barclays Capital U.S. Aggregate Bond Index or the Barclays Capital High Yield Index (respectively indicators of investment grade and high yield fixed income market activity).

__________________________________

1 The Barclays Capital U.S. Aggregate Index provides a measure of the performance of the U.S. investment grades bonds market.  This includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities and asset-backed securities that are publicly offered for sale in the United States.  The securities in the index must have at least one year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed rate, nonconvertible and taxable.

2 The Barclays U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Eurobonds and debt issues from countries designated as emerging markets (sovereign rating of Baa1/BBB+/BBB+ and below using the middle of Moody’s, S&P, and Fitch) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, 144-As and pay-in-kind bonds (PIKs, as of October 1, 2009) are also included. The Barclays Ba, B and Caa indices are components of the High Yield Index

3 Maximum Drawdown is defined as the largest percent retrenchment from an equity peak to an equity valley. In effect, it is the time an equity retrenchment begins until a new equity high is reached. Daily data was used in this calculation.

4 Downside Deviation is a measure of downside risk that focuses on returns that fall below a minimum threshold or minimum acceptable return (MAR). A MAR of 0% was used in this calculation. Daily data was used in this calculation.

5 Modified Duration is a measure of a fund’s expected change in value in response to a change in interest rates.

As of September 30, 2013, the Fund’s investment portfolio remains diversified across 88 securities and more than 25 different credit sectors.  The largest concentration of investment capital continues to be in long residential mortgage backed securities (“RMBS”) and other asset backed securities (“ABS”).  The RMBS sector was also the largest contributor to performance during the Investment Period.

Going forward, the Fund’s Advisor believes that fundamentals in certain credit markets continue to be attractive despite this year’s volatility in interest rates and the potential for wider credit spreads.  As the market gets closer to the initial tapering of QE and interest rate uncertainty again increases, the Fund anticipates maintaining an overall duration that will be lower than the broader market and will continue to invest with a bias toward idiosyncratic long credit opportunities.  The Fund also anticipates seeking tactical short positions for hedging purposes and in individual security situations.

Please do not hesitate to contact the Advisor if you should have any questions, comments or concerns.  The Advisor can be reached at (888) 868-9501 or at info@princetonfundadvisors.com.

Very Truly Yours,

Princeton Fund Advisors, LLC

Advisor to the Fund

Disclosures

The Fund receives Average Credit Quality and Credit Rating information from Bloomberg.  Average Credit Quality is a calculation that measures the average credit rating weighted by the amount of capital allocated to each credit rating in a portfolio. Bond ratings are expressed as letters ranging from 'AAA', which is the highest grade, to 'C' which is considered ("junk"), which is the lowest grade. For example, in descending order, ratings would be AAA then AA then A then BBB then BB then B. Private independent rating services such as Standard & Poor's (in this case) and Moody's provide these evaluations of a bond issuer's financial strength. Effective Maturity measures the weighted average allocation of the Fund’s capital to different maturities that are associated with each of the securities held in the Fund given security-specific covenants.  Modified Portfolio Duration is a calculation that estimates how a portfolio of fixed income securities may react to a 1% change in interest rates. There is no guarantee the Fund will meet its investment objective.

2905-NLD-11/20/2013

Sandalwood Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2013

The Fund’s performance figures* for the period ended September 30, 2013, compared to its benchmark:

Inception**- September 30, 2013
Sandalwood Opportunity Fund – Class A	9.17%
Sandalwood Opportunity Fund – Class A with load	2.89%
Sandalwood Opportunity Fund – Class I	9.41%
HFRX Fixed Income - Credit Index	7.78%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses after fee waiver are 2.95% for Class A shares and 2.70% for Class I shares per the September 20, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

** Inception date is November 29, 2012.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities.

Comparison of the Change in Value of a $10,000 Investment

Sandalwood Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2013

           The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Corporate Bonds and Notes	57.5%
Asset Backed Securities	27.5%
Money Market Fund	7.4%
Commercial Mortgage Backed Securities	2.9%
U.S. Government and Agency Obligation	0.1%
Other, Cash & Cash Equivalents	4.6%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2013
Principal ($)		Value
	ASSET BACKED SECURITIES - 27.5%
481,363	Accredited Mortgage Loan Trust, 2.204% due 10/25/34	$ 381,594
2,500,000	Ace Securities Corp. Home Equity Loan Trust, 0.589% due 12/25/35	1,130,657
2,250,000	Bayview Financial Acquisition Trust, 0.539% due 12/28/36	1,285,036
1,000,000	Bear Stearns Asset Backed Securities I Trust, 1.529% due 3/25/35	422,427
713,778	CDC Mortgage Capital Trust, 1.979% due 6/25/34	637,559
477,953	Countrywide Asset-Backed Certificates, 1.904% due 7/25/34	381,502
932,890	Delta Funding Home Equity Loan Trust, 7.790% due 5/25/30	920,902
1,740,325	Equifirst Mortgage Loan Trust, 0.889% due 4/25/35	1,042,145
3,100,000	First Frankin Mortgage Loan Trust, 0.679% due 12/25/35	1,769,933
1,390,000	Fremont Home Loan Trust, 0.699% due 7/25/35	798,110
228,039	Indymac Home Equity Asset, 2.354% due 12/25/32	122,320
1,286,755	Longbeach Mortgage Loan Trust, 3.404% due 8/25/33	1,130,188
2,083,992	Meritage Mortgage Loan Trust, 0.974% due 11/25/35	1,216,143
2,402,426	Merrill Lynch Mortgage Investors Trust Series, 0.429% due 7/25/37	886,137
618,150	Morgan Stanley ABS Capital Inc, 0.339% due 4/25/36	572,058
586,109	Morgan Stanley Home Equity Loan Trust, 0.279% due 4/25/37	312,371
1,027,807	New Century Home Equity Loan, 1.754% due 11/25/34	770,509
219,002	Option One Mortgage Loan Trust, 3.179% 6/25/33	205,832
1,177,016	Renaissance Home Equity Loan Trust, 5.157% 11/25/34	980,498
1,000,000	Structured Asset Investment Loan Trust, 0.659% due 10/25/35	569,292
822,324	Structured Asset Securities Corp., 1.449% due 2/25/35	629,115
	TOTAL ASSET BACKED SECURITIES (Cost $15,944,514)	16,164,328

	CORPORATE BONDS AND NOTES - 57.5%
	AEROSPACE/DEFENSE EQUIPMENT - 1.4%
800,000	Moog, Inc., 7.250% due 6/15/18	832,000

	AGRICULTURE - 1.2%
700,000	American Rock Salt Co. LLC, 8.250% due 5/1/18, 144A	675,500

	APPAREL - 2.0%
1,128,900	Kellwood Co., 12.875% due 12/31/14	1,134,545
19,000	Kellwood Co., 7.625% due 10/15/17	18,715
		1,153,260
	AUTO/TRUCK PARTS & EQUIPMENT - 0.8%
400,000	Meritor, Inc., 10.625% due 3/15/18	432,000

	BUILDING & CONSTRUCT PRODUCTS MISCELLANEOUS - 0.4%
200,000	Nortek, Inc., 8.500% due 4/15/21	217,500

	BUILDING MAINTENANCE & SERVICES - 0.9%
500,000	Safway Group Holding LLC, 7.000% due 5/15/18, 144A	507,500

	BUILDING MATERIALS - 1.7%
1,009,000	US Concrete, Inc., 9.500% due 10/1/15	1,014,045

See accompanying note to financial statements.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2013
Principal ($)		Value
	CASINO HOTELS - 3.0%
500,000	Boyd Gaming Corp., 9.125% due 12/1/18	$ 543,750
670,000	CityCenter Finance Corp., 10.750% due 1/15/17	718,575
450,000	Marina District Finance, 9.500% due 10/15/15	471,938
		1,734,263
	CELLULAR TELECOM - 0.9%
500,000	MetroPCS Wireless, Inc., 7.875% due 9/1/18	540,625

	CHEMICALS - 0.8%
445,000	Cornerstone Chemical Co., 9.375% due 3/15/18, 144A	466,138

	COMPUTER SERVICES - 1.4%
750,000	Sunguard Data Systems, Inc., 7.375% due 11/15/18	795,000

	CONTAINERS PAPER & PLASTIC - 0.9%
500,000	Packaging Dynamics Corp., 8.750% due 2/1/16, 144A	517,500

	CRUISE LINES - 0.7%
425,000	NLC Corp Ltd., 5.000% due 2/15/18, 144A	423,938

	DATA PROCESSING & MANAGEMENT - 1.3%
750,000	First Data Corp., 11.250% due 3/31/16	750,000

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
1,000,000	Icahn Enterprises Finance Corp., 7.750% due 1/15/16	1,032,500

	E-COMMERCE - 0.9%
500,000	GXS Worldwide, Inc., 9.750% due 6/15/15	513,750

	ELECTRIC - 1.9%
800,000	Calpine Corporation., 7.250% due 10/15/17, 144A	830,000
222,000	Energy Future Intermediate Holding Co LLC, 12.250% due 3/1/22, 144A	249,750
		1,079,750
	ELECTRIC COMPONENT-SEMICONDUCTOR - 0.9%
500,000	Freescale Semiconductor, Inc., 10.125% due 3/15/18, 144A	546,500

	ENVIRONMENTAL CONTROL - 0.9%
500,000	ADS Waste Holdings, Inc., 8.250% due 10/1/20, 144A	527,500

	FINANCE - LEASING COMPANY - 1.2%
650,000	Aircastle Ltd., 6.750% due 4/15/17	695,500

	FOOD MISCELLANEOUS/DIVERSIFIED - 2.0%
250,000	Dean Foods Co., Inc., 9.750% due 12/15/18	283,125
850,000	Viskase Cos, Inc., 9.875% due 1/15/18, 144A	901,000
		1,184,125

See accompanying note to financial statements.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2013
Principal ($)		Value
	FOOD - WHOLESALE/DISTRIBUTION - 0.9%
500,000	U.S. Foods, Inc., 8.500% due 6/30/19	$ 526,875

	HEALTHCARE PRODUCTS - 0.4%
225,000	Bausch & Lomb, Inc., 9.875% due 11/1/15	226,406

	HEALTHCARE SERVICES - 1.3%
250,000	Apria Healthcare Group, Inc., 12.375% due 11/1/14	251,562
500,000	DaVita, Inc., 6.375% due 11/1/18	525,000
		776,562
	HOME FURNISHINGS - 0.7%
400,000	Norcraft Finance Corp., 10.500% due 12/15/15	413,500

	MEDICAL - DRUGS - 1.9%
1,000,000	Valeant Pharmaceuticals International, 6.500% due 7/15/2016, 144A	1,035,000

	MULTIMEDIA - 0.9%
500,000	Quebecor Media, Inc., 7.750% due 3/15/16	508,750

	NON-FERROUS METALS - 0.4%
200,000	Thompson Creek Metals Company, 12.500% due 5/1/19	205,000

	OFFICE/BUSINESS EQUIPMENT - 0.4%
212,000	CDW Finance Corp., 12.535% due 10/12/2017	220,480

	OIL EXPLORATION & PRODUCTION - 3.8%
710,000	Newfield Exploration Co., 7.125% due 5/15/18	738,400
995,000	Petrohawk Energy Corp., 7.875% due 6/1/15	1,015,007
450,000	Swift Energy Company, 7.125% due 6/1/17	456,750
		2,210,157
	OIL FIELD SERVICES - 1.7%
1,000,000	Stallion Oilfield Holdings, Inc. 8.000% due 6/19/18	1,017,500

	OIL SERVICES - 0.4%
225,000	Exterran Holdings, Inc., 7.250% due 12/1/18	238,219

	OIL - US ROYALTY TRUSTS - 0.7%
422,000	Irongate Energy Services, 11.000% due 7/1/18, 144A	417,780

	PAPER & RELATED PRODUCTS - 0.9%
475,000	Boise Paper Holdings LLC, 9.000% due 11/1/17	499,937

	REITS - HOTELS - 1.3%
750,000	Host Hotels and Resorts LP, 6.750% due 6/1/16	760,876

See accompanying note to financial statements.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2013
Principal ($)		Value
	RENTAL AUTO/EQUIPMENT - 1.4%
490,000	Hertz Corp., 7.500% due 10/15/18	$ 527,975
250,000	United Rentals North America, Inc., 10.250% due 11/15/19	282,500
		810,475
	RETAIL - APPAREL - 0.9%
500,000	Burlington Holding Finance, Inc., 9.000% due 2/15/18, 144A	513,750

	RETAIL - ARTS & CRAFTS - 0.9%
500,000	Michael Finco Holding, Inc., 7.500% due 8/1/18, 144A	506,250

	RETAIL - CONSUMER ELECTRONICS - 0.6%
340,000	Best Buy, Inc., 5.000% due 8/1/18	349,350

	SATELLITE TELECOM - 0.9%
500,000	Intelsat Jackson Holdings SA, 7.500% due 4/1/21, ADR	540,000

	SEISMIC DATA COLLECTION - 1.4%
790,000	Cie Generale de Geophysique-Veritas, 7.750% due 5/15/17, ADR	810,737

	STEEL-PRODUCERS - 1.6%
888,000	Ryerson, Inc./Joseph T Ryerson & Son Inc., 9.000% due 10/15/17	919,080

	TELECOM SERVICES - 1.3%
540,000	Clearwater Corp., 14.750% due 12/1/16, 144A	738,450

	TELEPHONE INTEGRATED - 3.9%
350,000	Frontier Communications Corp., 8.125% due 10/1/18	388,500
750,000	Level 3 Financing, Inc., 10.000% due 2/1/18	803,438
994,000	Qwest Communications International, Inc., 7.125% due 4/1/18	1,031,275
		2,223,213
	TOOLS - 0.9%
500,000	BC Mountain LLC, 7.000% due 2/1/21, 144A	496,250

	TRANSPORTATION - 1.9%
400,000	CEVA Group PLC., 8.375% due 12/1/17, 144A	403,000
780,000	YRC Worldwide, Inc., 10.000% due 3/31/15	733,200
		1,136,200

	TOTAL CORPORATE BONDS & NOTES (Cost $33,670,602)	33,739,691

	COMMERCIAL MORTGAGE BACKED SECURITIES - 2.9%
86,801	Bank of America Mortgage Securities 2003-5 3B4, 7.500% due 2/25/31, 144A	64,270
64,846	Bank of America Mortgage Securities 2003-5 3B5, 7.500% due 2/25/31, 144A	24,608
43,123	Bank of America Mortgage Securities 2003-5 3B6, 7.500% due 2/25/31, 144A	3,872
59,504	Bayview Commercial Asset Trust., 1.779% due 1/25/35, 144A	47,955
1,625,000	Credit Suisse Commercial Mortgage Trust, 5.993% due 6/15/38	1,054,137
150,000	Credit Suisse First Boston Mortgage Securities Corp., 5.554% due 8/15/38, 144A	133,865
992,000	Prime Mortgage Trust, 0.779% due 2/25/35	397,252
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,773,058)	1,725,959

See accompanying note to financial statements.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2013
Shares
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.1%
407,047	Freddie Mac REMICS, 6.508% due 8/15/35	$ 71,311
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION (Cost $85,038)

	SHORT-TERM INVESTMENT - 7.4%
	MONEY MARKET FUND- 7.4%
4,349,541	Fidelity Institutional Money Market Fund-	4,349,541
	Money Market Portfolio, to yield 0.14% * (Cost $4,349,541)

	TOTAL INVESTMENTS - 95.4% (Cost $55,822,753) (a)	$ 56,050,830
	OTHER ASSETS LESS LIABILITIES - 4.6%	2,673,383
	NET ASSETS - 100.0%	$ 58,724,213

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $55,824,628 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 832,391
	Unrealized Depreciation:	(606,189)
	Net Unrealized Appreciation:	$ 226,202

* Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At September 30, 2013 144A securities amounted to $10,030,375 or 16.8% of net assets.

ADR- American Depositary Receipt.

See accompanying note to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013

ASSETS
Investment in Securities (identified cost $55,822,753)	$ 56,050,830
Cash	22,340
Receivable for securities sold	2,073,580
Receivable for Fund shares sold	141,425
Interest receivable	822,925
Prepaid expenses and other assets	47,854
TOTAL ASSETS	59,158,954

LIABILITIES
Payable for investments purchased	250,000
Payable for Fund shares repurchased	70,431
Investment advisory fees payable	78,814
Fees payable to other affiliates	9,708
Distribution (12b-1) fees payable	5,015
Accrued expenses and other liabilities	20,773
TOTAL LIABILITIES	434,741
NET ASSETS	$ 58,724,213

Net Assets Consist Of:
Paid in capital	$ 57,987,564
Accumulated net realized gain from security transactions	508,572
Net unrealized appreciation of investments	228,077
NET ASSETS	$ 58,724,213

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 25,067,436
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,342,604
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.70
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 11.35

Class I Shares:
Net Assets	$ 33,656,777
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,143,639
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.71

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

See accompanying note to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2013*

INVESTMENT INCOME
Interest income	$ 1,508,253

EXPENSES
Investment advisory fees	718,193
Distribution (12b-1) Fees:
Class A	23,040
Professional fees	57,606
Registration fees	28,181
Accounting services fees	27,495
Administrative services fees	25,875
Transfer agent fees	17,499
Printing and postage expenses	16,221
Compliance officer fees	13,643
Custodian fees	7,882
Non 12b-1 shareholder servicing	7,550
Trustees fees and expenses	6,740
Insurance expense	1,249
Other expenses	4,644
TOTAL EXPENSES	955,818

Less: Fees waived by the Adviser	(171,192)

NET EXPENSES	784,626
NET INVESTMENT INCOME	723,627

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	872,709
Net change in unrealized appreciation on investments	228,077

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,100,786

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,824,413

* The Sandalwood Opportunity Fund commenced operations on November 29, 2012.

See accompanying note to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30,
2013**
FROM OPERATIONS
Net investment income	$ 723,627
Net realized gain from security transactions	872,709
Net change in unrealized appreciation of investments	228,077
Net increase in net assets resulting from operations	1,824,413

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(429,074)
Class I	(658,690)
Net decrease in net assets resulting from distributions to shareholders	(1,087,764)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	26,639,567
Class I	34,119,193
Net asset value of shares issued in reinvestment of distributions:
Class A	182,100
Class I	491,887
Payments for shares redeemed:
Class A	(1,671,222)
Class I	(1,773,961)
Net increase in net assets resulting from shares of beneficial interest	57,987,564

TOTAL INCREASE IN NET ASSETS	58,724,213

NET ASSETS
Beginning of Period	-
End of Period	$ 58,724,213
*Includes accumulated net investment loss of:	$ -

SHARE ACTIVITY
Class A:
Shares Sold	2,480,709
Shares Reinvested	17,026
Shares Redeemed	(155,131)
Net increase in shares of beneficial interest outstanding	2,342,604

Class I:
Shares Sold	3,263,238
Shares Reinvested	45,994
Shares Redeemed	(165,593)
Net increase in shares of beneficial interest outstanding	3,143,639

** The Sandalwood Opportunity Fund commenced operations on November 29, 2012.

See accompanying note to financial statements.

Sandalwood Opportunity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period Ended September 30, 2013 (1)	Class A		Class I
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (2)	0.22		0.24
Net realized and unrealized
gain on investments	0.70		0.70
Total from investment operations	0.92		0.94

Less distributions from:
Net investment income	(0.22)		(0.23)
Total distributions	(0.22)		(0.23)

Net asset value, end of period	$ 10.70		$ 10.71

Total return (3)(6)	9.17%		9.41%

Net assets, at end of period (000s)	$ 25,067		$ 33,657

Ratio of gross expenses to average
net assets (4)	3.57%	(5)	3.32%	(5)
Ratio of net expenses to average
net assets	2.95%	(5)	2.70%	(5)
Ratio of net investment income
to average net assets	2.39%	(5)	2.66%	(5)

Portfolio Turnover Rate	87%	(6)	87%	(6)

(1)	The Sandalwood Opportunity Fund commenced operations on November 29, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.

See accompanying note to financial statements.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

1.

ORGANIZATION

The Sandalwood Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to seek income and capital appreciation.

The Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisers and/or sub-advisers.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisers and/or sub-advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisers or sub-advisers, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisers or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisers or sub-advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisers or sub-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$ -	$ 33,739,691	$ -	$ 33,739,691
Asset Backed Securities	-	16,164,328	-	16,164,328
Commercial Mortgage Backed Securities	-	1,725,959	-	1,725,959
U.S. Government & Agency Obligations	-	71,311	-	71,311
Short-Term Investment	4,349,541	-	-	4,349,541
Total	$ 4,349,541	$ 51,701,289	$ -	$ 56,050,830

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2013 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended September 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to

$75,875,792 and $27,269,804, respectively.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Princeton Fund Advisors, LLC, serve as the Fund’s Investment Adviser (the “Adviser”). The Adviser has engaged Sandalwood Securities, Inc. as the primary sub-adviser to the Fund. The Fund, in consultation with Sandalwood Securities, Inc., has engaged the following sub-advisers to provide investment sub-advisory services to a portion of the assets of the Fund, as allocated to each sub-advisor. The sub-advisers are Deer Park Road Corporation, Whippoorwill Associates, Acuity Capital Management, LLC and MidOcean Credit Fund Management, L.P., doing business as MidOcean Credit Partners.  The Adviser compensates each sub-adviser for its services from the management fees received from the Fund.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisers, the Fund pays the Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 2.55% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or other fees related to the underlying investments such as option fees and expenses, or swap fees and expense, or extraordinary expenses, such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 2.95% per annum of Class A average daily net assets, and 2.70% per annum for Class I average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to Class A and Class I shares are subsequently less than 2.95% and 2.70% of average daily net assets, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.95% and 2.70% of average daily net assets for Class A and Class I, respectively. If the Operating Expenses attributable to the Class A and Class I shares subsequently exceed 2.95% and 2.70% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of September 30, 2013, the Adviser has $171,192 of waived/reimbursed expenses that may be recaptured no later than September 30, 2016.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

Distributor- The Board has adopted the Trust’s Master Distribution and Shareholder Services Plan and for Class A shares with respect to the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% of the average daily net assets attributable to Class A, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the period ended September 30, 2013, the Distributor received $4,688 from front-end sales charge of which $703 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the following period was as follows:

Fiscal Year Ended
September 30, 2013
Ordinary Income	$ 1,087,764
Long-Term Capital Gain	-
Return of Capital	-
$ 1,087,764

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ 510,447	$ -	$ -	$ -	$ -	$ 226,202	$ 736,649

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions,  resulted in reclassification for the period ended September 30, 2013 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ -	$ 364,137	$ (364,137)

6.

 NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

Proxy Voting

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

 Shares Voted

        Shares Voted Against

In Favor

          or Abstentions

Mark Garbin

  609,702,446

         7,380,704

Mark D. Gersten

  609,750,246

         7,332,904

John V. Palancia

  609,370,118

         7,713,033

Andrew Rogers

  609,691,730

         7,391,421

Mark H. Taylor

  608,885,975

         8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Sandalwood Opportunity Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Sandalwood Opportunity Fund (the Fund), a separate series of the Northern Lights Fund Trust, as of September 30, 2013, and the related statements of operations, changes in net assets and the financial highlights for the period from November 29, 2012 (commencement of operations) through September 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sandalwood Opportunity Fund as of September 30, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 29, 2012 (commencement of operations) through September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado

November 27, 2013

Sandalwood Opportunity Fund

EXPENSE EXAMPLES

September 30, 2013 (Unaudited)

As a shareholder of the Sandalwood Opportunity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Sandalwood Opportunity Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sandalwood Opportunity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13 – 9/30/13	Expense Ratio During Period** 4/1/13 – 9/30/13
Class A	$1,000.00	$1,025.30	$14.99	2.95%
Class I	1,000.00	1,027.30	13.74	2.70

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1//13 – 9/30/13	Expense Ratio During Period** 4/1/13 – 9/30/13
Class A	$1,000.00	$1,010.21	$14.80	2.95%
Class I	1,000.00	1,011.45	13.56	2.70

*Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

Sandalwood Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2013

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl^ Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	100

AdvisorOne Funds (12 portfolios) (2004-2013); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen^ Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	100	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	118

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	118	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	100	Schroder Global Series Trust and Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013)
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director and Head of Equity Derivatives -Americas, Rabobank International (2006-2007).	100	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Variable Trust (since 2013)

Sandalwood Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2013

    Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola***^ Born in 1952	Trustee 2005-2013; Chairman of the Board 2005-2013	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)	100	AdvisorOne Funds (12 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (2010-2013); Northern Lights Variable Trust (2006-2013)
Andrew Rogers 80 Arkay Drive**** Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).	100	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola was an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).  Mr. Miola resigned effective September 24, 2013.

****Andrew Rogers is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

^ These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees.  For more information, please see the “Legal Proceedings” in the Fund’s Statement of Additional Information (“SAI”).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-868-9501.

9/30/13 – NLFT_v2

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISERS

Princeton Fund Advisors, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

INVESTMENT PRIMARY SUB-ADVISER

Sandalwood Securities, Inc.

101 Eisenhower Parkway

Roseland, NJ 07068

INVESTMENT SUB-ADVISERS

Deer Park Road Corporation

1865 Ski Time Square, Suite 102

Steamboat Springs, CO 80477

Whippoorwill Associates, Inc.

11 Martine Avenue

White Plains, NY 10606

Acuity Capital Management, LLC

60 Arch Street, 2nd Floor

Greenwich, CT 06830

MidOcean Credit Fund Management, L.P.

320 Park Avenue, 16th Floor

New York, NY 10022

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

  The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - 15,000

(b)

Audit-Related Fees

2013 - None

(c)

Tax Fees

2013 - 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/9/13